Critical accounting judgments and key sources of estimation uncertainty	12 Months Ended
Dec. 31, 2017
Critical Accounting Judgments And Key Sources Of Estimation Uncertainty
4. Critical accounting judgments and key sources of estimation uncertainty

In the application of the Company’s accounting policies management is required to make judgments, estimates and assumptions about the carrying amount and classification of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an on-going basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revisions affect only that period, or in the period of the revision and future periods, if the revision affects both current and future periods.

The following are the critical judgments and areas involving estimates, that management have made in the process of applying the Company’s accounting policies and that have the most significant effect on the amount recognized in the consolidated financial statements.

a)	Critical judgments in applying accounting policies

Going concern assumption

These Financial Statements have been prepared on the basis of the accounting principles applicable to a going concern, which assumes the Company’s ability to continue in operation for the foreseeable future and to realize its assets and discharge its liabilities in the normal course of operations. There are several adverse conditions that cast substantial doubt upon the soundness of this assumption. Refer to note 1 for more details.

Determination of functional currency

In accordance with IAS 21, The Effects of Changes in Foreign Exchange Rates, management determined that the functional currency of the Company and its wholly owned subsidiaries is the US dollar.

Assets held for sale

The Company owns land which was part of their former Idaho-Maryland Project in Grass Valley, CA. The Company was forced to abandon this Project in February 2013 and has subsequently been selling off this land as real estate. The remaining property in Grass Valley is accounted as assets held for sale of $154,452. At 31 December 2017, the Company assessed that there is no impairment on the assets held for sale.

Exploration and evaluation assets

The Company makes certain judgements and assumptions regarding indicators of impairment and the recoverability of the carrying values of exploration and evaluation assets. These assumptions are changed when conditions exist that indicate the carrying value may be impaired, at which time an impairment loss is recorded.

b)	Key sources of estimation uncertainty

Share based payments and fair value of warrants

Management assesses the fair value of stock options granted in accordance with the accounting policy stated in note 3 of these audited annual consolidated financial statements. The fair value of stock options granted is measured using the Black-Scholes option valuation model (“BkS”), which was created for use in estimating the fair value of freely tradable, fully transferable options. The Company’s stock options have characteristics significantly different from those of traded options, and changes in the highly subjective input assumptions can materially affect the calculated values. The fair value of stock options granted using the BkS do not necessarily provide a reliable measure of the fair value of the Company’s stock option awards. The same model is used by the Company in order to arrive at a fair value for the issuance of warrants.

Valuation and Estimated Useful Lives of Equipment

Property, plant and equipment is depreciated over its useful life taking into account residual values where appropriate. Assessments of useful lives and residual values are performed annually after considering factors such as relevant market information, the condition of the asset and management’s consideration. In assessing the residual values, the Company considers the remaining life of the assets, their projected disposal value and future market conditions.

Income taxes

Provisions for income taxes are made using the best estimate of the amount expected to be paid based on a qualitative assessment of all relevant factors. The Company reviews the adequacy of these provisions at the end of the reporting period. However, it is possible that at some future date an additional liability could result from audits by taxing authorities. Where the final outcome of these tax-related matters is different from the amounts that were originally recorded, such differences will affect the tax provisions in the period in which such determination is made.

Exploration and evaluation assets

The Company makes certain estimates and assumptions regarding the recoverability of the carrying values of exploration and evaluation assets. These assumptions are changed when conditions exist that indicate the carrying value may be impaired, at which time an impairment loss is recorded.

Decommissioning liability

The estimated costs are reviewed annually by management including changes in the discount rate, estimated timing of decommissioning costs, or cost estimates.